Sit Mutual Funds
3300 IDS Center, 80 South Eighth Street
Minneapolis, MN 55402
612-334-5888

August 27, 2010

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:	Sit Large Cap Growth Fund, Inc.	File Nos. 2-75152 and 811-03343
	Sit Mid Cap Growth Fund, Inc.	File Nos. 2-75151 and 811-03342
Sit Mutual Funds, Inc.
	Series A: Sit International Growth Fund	File Nos. 33-42101 and 811-06373
	Series B: Sit Balanced Fund	File Nos. 33-42101 and 811-06373
	Series C: Sit Developing Markets Growth Fund	File Nos. 33-42101 and 811-06373
	Series D: Sit Small Cap Growth Fund	File Nos. 33-42101 and 811-06373
	Series G: Sit Dividend Growth Fund	File Nos. 33-42101 and 811-06373
	Series H: Sit Global Dividend Growth Fund	File Nos. 33-42101 and 811-06373
(each, a “Registrant” and, collectively, the “Registrants”)

Ladies and Gentlemen:

On behalf of the Registrants, I herewith enclose and file a Post-Effective Amendment to each Registrant’s Registration Statement on Form N-1A. The enclosed Post-Effective Amendment for each Registrant is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), to become effective on November 1, 2010.

The enclosed Registration Statements represents Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of each of Sit Large Cap Growth Fund, Inc. and Sit Mid Cap Growth Fund, Inc. and Post-Effective Amendment No. 37 to the Registration Statement of Sit Mutual Funds, Inc. The Registration Statement for each Registrant includes a combined Part A, Part B and Part C covering disclosures for all of the Registrants.

The purpose of the enclosed Amendments is to file material changes in connection with the “summary prospectus” rule and related amendments to Form N-1A and to file annually updated information and financial highlights as of the June 30, 2010 fiscal year end and other appropriate non-material changes.

A Post-Effective Amendment for each Registrant will be filed pursuant to Rule 485(b) prior to the November 1, 2010 effective date in order to address any comments from the SEC Examiner regarding the enclosed filing, and to include September 30, 2010 returns and assets under management in the Prospectus.

Please direct all questions or comments on the enclosed filings to my attention. I can be reached at 612-359-2536. Thank you.

Sincerely,
/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosures
cc:	Mike Radmer, Dorsey & Whitney LLP
Eric Berglund, KPMG LLP